Loans	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans
(3)	Loans

The segments and classes of loans are as follows (in thousands):

	At December 31,
	2016	2015
Real estate mortgage loans:
Commercial	$65,805	57,847
Residential and home equity	88,883	69,817
Construction	19,991	17,493

Total real estate mortgage loans	174,679	145,157

Commercial loans	46,340	40,229
Consumer and other loans	4,275	3,877

Total loans	225,294	189,263

Add (Less):
Net deferred loan costs	350	286
Allowance for loan losses	(2,876)	(2,473)

Loans, net	$222,768	187,076

The Company has divided the loan portfolio into three portfolio segments and five portfolio classes, each with different risk characteristics and methodologies for assessing risk. All loans are underwritten based upon standards set forth in the policies approved by the Company’s Board of Directors. The portfolio segments and classes are identified by the Company as follows:

Real Estate Mortgage Loans. Real estate mortgage loans are typically divided into three classes: commercial, residential and home equity, and construction. The real estate mortgage loans are as follows:

Commercial. Loans of this type are typically our more complex loans. This category of real estate loans is comprised of loans secured by mortgages on commercial property that are typically owner-occupied, but also includes nonowner-occupied investment properties. Commercial loans that are secured by owner-occupied commercial real estate are repaid through operating cash flows of the borrower. The maturity for this type of loan is generally limited to three to five years; however, payments may be structured on a longer amortization basis. Typically, interest rates on our commercial real estate loans are fixed for five years or less after which they adjust based upon a predetermined spread over an index. At times, a rate may be fixed for longer than five years. As part of our credit underwriting standards, the Bank typically requires personal guarantees from the principal owners of the business supported by a review of the principal owners’ personal financial statements and tax returns. As part of the enterprise risk management process, it is understood that risks associated with commercial real estate loans include fluctuations in real estate values, the overall strength of the borrower, the overall strength of the economy, new job creation trends, tenant vacancy rates, environmental contamination, and the quality of the borrowers’ management. In order to mitigate and limit these risks, we analyze the borrowers’ cash flow and evaluate collateral value. Currently, the collateral securing our commercial real estate loans includes a variety of property types, such as office, warehouse, and retail facilities. Other types include multifamily properties, hotels, mixed-use residential, and commercial properties. Generally, commercial real estate loans present a higher risk profile than our consumer real estate loan portfolio.

Residential and Home Equity. The Company offers first and second one-to-four family mortgage loans, multifamily residential loans, and home equity lines of credit. The collateral for these loans is generally on the clients’ owner-occupied residences. Although these types of loans present lower levels of risk than commercial real estate loans, risks do still exist because of possible fluctuations in the value of the real estate collateral securing the loan, as well as changes in the borrowers’ financial condition. The nonowner-occupied investment properties are more similar in risk to commercial real estate loans, and therefore, are underwritten by assessing the property’s income potential and appraised value. In both cases, we underwrite the borrower’s financial condition and evaluate his or her global cash flow position. Borrowers may be affected by numerous factors, including job loss, illness, or other personal hardship. As part of our product mix, the Bank offers both portfolio and secondary market mortgages; portfolio loans generally are based on a 1-year, 3-year, 5-year, or 7-year adjustable rate mortgage; while 15-year or 30-year fixed-rate loans are generally sold to the secondary market.

Construction. Typically, these loans have a construction period of one to two years and the interest is paid monthly. Once the construction period terminates, some of these loans convert to a term loan, generally with a maturity of one to ten years. This portion of our loan portfolio includes loans to small and midsized businesses to construct owner-user properties, loans to developers of commercial real estate investment properties, and residential developments. This type of loan is also made to individual clients for construction of single family homes in our market area. An independent appraisal is used to determine the value of the collateral and confirm that the ratio of the loan principal to the value of the collateral will not exceed policies of the Bank. As the construction project progresses, loan proceeds are requested by the borrower to complete phases of construction and funding is only disbursed after the project has been inspected by a third-party inspector or experienced construction lender. Risks associated with construction loans include fluctuations in the value of real estate, project completion risk, and changes in market trends. The ability of the construction loan borrower to finance the loan or sell the property upon completion of the project is another risk factor that also may be affected by changes in market trends since the initial funding of the loan.

Commercial Loans. The Bank offers a wide range of commercial loans, including business term loans, equipment financing, lines of credit, and U.S. Small Business Administration (SBA) loans to small and midsized businesses. Small-to-medium sized businesses, retail, and professional establishments, make up our target market for commercial loans. Our Relationship Managers primarily underwrite these loans based on the borrower’s ability to service the loan from cash flow. Lines of credit and loans secured by accounts receivable and/or inventory are monitored periodically by our staff. Loans secured by “all business assets,” or a “blanket lien” are typically only made to highly qualified borrowers due to the nonspecific nature of the collateral and do not require a formal valuation of the business collateral. When commercial loans are secured by specifically identified collateral, then the valuation of the collateral is generally supported by an appraisal, purchase order, or third party physical inspection. Personal guarantees of the principals of business borrowers are usually required. Equipment loans generally have a term of five years or less and may have a fixed or variable rate; we use conservative margins when pricing these loans. Working capital loans generally do not exceed one year and typically, they are secured by accounts receivable, inventory, and personal guarantees of the principals of the business. The Bank currently offers SBA 504 and SBA 7A loans. SBA 504 loans provide financing for major fixed assets such as real estate and equipment while SBA 7A loans are generally used to establish a new business or assist in the acquisition, operation, or expansion of an existing business. With both SBA loan programs, there are set eligibility requirements and underwriting standards outlined by SBA that can change as the government alters its fiscal policy. Significant factors affecting a commercial borrower’s creditworthiness include the quality of management and the ability both to evaluate changes in the supply and demand characteristics affecting the business’ markets for products and services and to respond effectively to such changes. These loans may be made unsecured or secured, but most are made on a secured basis. Risks associated with our commercial loan portfolio include local, regional, and national market conditions. Other factors of risk could include changes in the borrower’s management and fluctuations in collateral value. Additionally, there may be refinancing risk if a commercial loan includes a balloon payment which must be refinanced or paid off at loan maturity. In reference to our risk management process, our commercial loan portfolio presents a higher risk profile than our consumer real estate and consumer loan portfolios. Therefore, we require that all loans to businesses must have a clearly stated and reasonable payment plan to allow for timely retirement of debt, unless secured by liquid collateral or as otherwise justified.

Consumer and Other Loans. These loans are made for various consumer purposes, such as the financing of automobiles, boats, and recreational vehicles. The payment structure of these loans is normally on an installment basis. The risk associated with this category of loans stems from the reduced collateral value for a defaulted loan; it may not provide an adequate source of repayment of the principal. The underwriting on these loans is primarily based on the borrower’s financial condition. Therefore, both secured and unsecured consumer loans subject the Company to risk when the borrower’s financial condition declines or deteriorates. Based upon our current trend in consumer loans, management does not anticipate consumer loans will become a substantial component of our loan portfolio at any time in the foreseeable future. Consumer loans are made at fixed and variable interest rates and are based on the appropriate amortization for the asset and purpose.

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Mortgage Loans
	Commercial	Residential and Home Equity	Construction	Commercial Loans	Consumer and Other Loans	Total
Year Ended December 31, 2016:
Beginning balance	$707	868	246	596	56	2,473
Provision for loan losses	68	206	12	135	3	424
Net (charge-offs) recoveries	0	0	0	(17)	(4)	(21)

Ending balance	$775	1,074	258	714	55	2,876

At December 31, 2016:
Individually evaluated for impairment:
Recorded investment	$0	662	73	76	0	811

Balance in allowance for loan losses	$0	0	0	76	0	76

Collectively evaluated for impairment:
Recorded investment	$65,805	88,221	19,918	46,264	4,275	224,483

Balance in allowance for loan losses	$775	1,074	258	638	55	2,800

Year Ended December 31, 2015:
Beginning balance	641	594	263	562	38	2,098
Provision for loan losses	66	274	(17)	86	24	433
Net (charge-offs) recoveries	0	0	0	(52)	(6)	(58)

Ending balance	$707	868	246	596	56	2,473

At December 31, 2015:
Individually evaluated for impairment:
Recorded investment	$0	0	0	137	7	144

Balance in allowance for loan losses	$0	0	0	62	7	69

Collectively evaluated for impairment:
Recorded investment	$57,847	69,817	17,493	40,092	3,870	189,119

Balance in allowance for loan losses	$707	868	246	534	49	2,404

The following summarizes the loan credit quality (in thousands):

	Real Estate Mortgage Loans
	Commercial	Residential and Home Equity	Construction	Commercial Loans	Consumer and Other Loans	Total
At December 31, 2016:
Grade:
Pass	$61,734	84,695	19,485	45,623	4,227	215,764
Special mention	4,071	3,152	333	250	46	7,852
Substandard	0	1,036	173	467	2	1,678
Doubtful	0	0	0	0	0	0
Loss	0	0	0	0	0	0

Total	$65,805	88,883	19,991	46,340	4,275	225,294

At December 31, 2015:
Grade:
Pass	52,097	65,367	17,204	39,607	3,836	178,111
Special mention	5,750	3,396	163	461	32	9,802
Substandard	0	1,054	126	161	9	1,350
Doubtful	0	0	0	0	0	0
Loss	0	0	0	0	0	0

Total	$57,847	69,817	17,493	40,229	3,877	189,263

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Company analyzes loans individually by classifying the loans as to credit risk. Loans classified as substandard or special mention are reviewed quarterly by the Company for further deterioration or improvement to determine if they are appropriately classified and whether there is any impairment. All loans are graded upon initial issuance. Further, construction and nonowner-occupied commercial real estate loans and commercial relationships in excess of $500,000 are reviewed at least annually. The Company determines the appropriate loan grade during the renewal process and reevaluates the loan grade in situations when a loan becomes past due.

Loans excluded from the review process above are generally classified as pass credits until: (a) they become past due; (b) management becomes aware of deterioration in the credit worthiness of the borrower; or (c) the client contacts the Company for a modification. In these circumstances, the loan is specifically evaluated for potential classification as to special mention, substandard or even charged-off. The Company uses the following definitions for risk ratings:

Pass – A Pass loan’s primary source of loan repayment is satisfactory, with secondary sources very likely to be realized if necessary.

Special Mention – A Special Mention loan has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in the deterioration of the repayment prospects for the asset or the Company’s credit position at some future date. Special Mention loans are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Substandard – A Substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – A loan classified Doubtful has all the weaknesses inherent in one classified Substandard with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss – A loan classified Loss is considered uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not necessarily preclude the potential for recovery, but rather signifies it is no longer practical to defer writing off the asset.

At December 31, 2016, there was one loan over thirty days past due, no loans past due ninety days or more but still accruing and four loans on nonaccrual. Age analysis of past-due loans at December 31, 2016 and 2015 is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2016:
Real estate mortgage:
Commercial	$0	0	0	0	65,805	0	65,805
Residential and home equity	371	0	0	371	87,850	662	88,883
Construction	0	0	0	0	19,918	73	19,991
Commercial	0	0	0	0	46,264	76	46,340
Consumer/other	0	0	0	0	4,275	0	4,275

Total	$371	0	0	371	224,112	811	225,294

At December 31, 2015:
Real estate mortgage:
Commercial	0	0	0	0	57,847	0	57,847
Residential and home equity	0	0	0	0	69,817	0	69,817
Construction	0	0	0	0	17,493	0	17,493
Commercial	0	0	0	0	40,092	137	40,229
Consumer/other	0	0	0	0	3,877	0	3,877

Total	$0	0	0	0	189,126	137	189,263

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Contractual Principal Balance	Recorded Investment	Unpaid Contractual Principal Balance	Related Allowance	Recorded Investment	Unpaid Contractual Principal Balance	Related Allowance
At December 31, 2016:

Residential & Home Equity	$662	662	0	0	0	662	662	0
Construction	73	73	0	0	0	73	73	0
Commercial	0	0	76	76	76	76	76	76

Total	$735	735	76	76	76	811	811	76

At December 31, 2015:

Commercial loans	0	0	137	137	62	137	137	62
Consumer	0	0	7	7	7	7	7	7

Total	$0	0	144	144	69	144	144	69

The average net investment in impaired loans and interest income recognized and received on impaired loans by loan class is as follows (in thousands):

	Average Recorded Investment	Interest Income Recognized	Interest Income Received
Year Ended December 31, 2016:
Residential & Home Equity	$354	0	14
Construction	19	0	0
Commercial	107	7	6

Total	$480	7	20

Year Ended December 31, 2015:
Commercial	270	12	12
Consumer	7	1	1

Total	$277	13	13

There were no collateral dependent impaired loans measured at fair value on a nonrecurring basis at December 31, 2016 or 2015.

The Company did not enter into any new troubled debt restructured loans in the years ended December 31, 2016 or 2015.

The Company grants the majority of its loans to borrowers throughout Leon County, Florida. Although the Company has a diversified loan portfolio, a significant portion of its borrowers’ ability to honor their contracts is dependent upon the economy of this area. The Company does not have any significant concentrations to any one industry or client.